Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2018	2019
	US$	US$
Cost:
Land	68,243	68,243
Buildings	18,130	18,130
Machinery and equipment	26,902	26,426
Furniture and fixtures	8,538	6,919
Leasehold and buildings improvement	7,661	7,964
Software	23,971	25,938

Total	153,445	153,620

Accumulated depreciation:
Buildings	3,231	3,632
Machinery and equipment	19,005	18,828
Furniture and fixtures	5,808	5,196
Leasehold and buildings improvement	4,921	5,350
Software	19,269	22,312

	52,234	55,318
Prepayment and construction in progress	199	186

	101,410	98,488